Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2020
Trade and other receivables [abstract]
Trade And Other Receivables [Table Text Block]
	As of March 31,
	2020		2019
Current
Trade and other receivables, gross	Rs.	51,480	Rs.	41,041
Less: Allowance for credit losses		(1,202)		(1,172)
Trade and other receivables, net	Rs.	50,278	Rs.	39,869
Non-current
Trade and other receivables, gross (1)	Rs.	1,737	Rs.	113
Less: Allowance for credit losses		-		-
Trade and other receivables, net	Rs.	1,737	Rs.	113

(1)	Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.

Allowance For Credit Losses [Table Text Block]
The details of changes in allowance for credit losses during the years ended March 31, 2020 and 2019, are as follows:

	For the Year Ended March 31,
	2020		2019
Balance at the beginning of the year	Rs.	1,172	Rs.	952
Adjustment on account of transition to IFRS 9		-		89
Adjusted balance at the beginning of the year	Rs.	1,172	Rs.	1,041
Provision made during the year, net of reversals		154		371
Trade and other receivables written off & exchange differences		(124)		(240)
Balance at the end of the year	Rs.	1,202	Rs.	1,172